UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2011




[LOGO OF USAA]
   USAA(R)




PORTFOLIOS OF INVESTMENTS
3RD QUARTER
USAA TARGET RETIREMENT FUNDS
SEPTEMBER 30, 2011

                                                                      (Form N-Q)

88235-1111                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
September 30, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (29.4%)
   200,881    USAA Aggressive Growth Fund                              $     5,916
   445,507    USAA Emerging Markets Fund                                     7,070
   536,578    USAA Growth Fund                                               7,045
   607,623    USAA Income Stock Fund                                         6,684
   768,375    USAA International Fund                                       15,921
   100,931    USAA Precious Metals and Minerals Fund                         3,860
   486,861    USAA Real Return Fund                                          4,693
   388,929    USAA S&P 500 Index Fund                                        6,585
   497,137    USAA Small Cap Stock Fund                                      5,742
   547,686    USAA Value Fund                                                6,424
                                                                       -----------
              Total Equity Mutual Funds (cost: $68,222)                     69,940
                                                                       -----------

              FIXED-INCOME MUTUAL FUNDS (69.3%)
 5,088,411    USAA Income Fund                                              66,353
 4,720,410    USAA Intermediate-Term Bond Fund                              48,667
 5,479,583    USAA Short-Term Bond Fund                                     50,083
                                                                       -----------
              Total Fixed-income Mutual Funds (cost: $157,485)             165,103
                                                                       -----------

              MONEY MARKET INSTRUMENTS (1.0%)

              MONEY MARKET FUNDS (1.0%)
 2,477,919    State Street Institutional Liquid Reserve Fund,
                0.09%(a) (cost: $2,478)                                      2,478
                                                                       -----------

              TOTAL INVESTMENTS (COST: $228,185)                       $   237,521
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)         (LEVEL 3)
                                              IN ACTIVE            OTHER          SIGNIFICANT
                                               MARKETS          SIGNIFICANT       UNOBSERVABLE
                                            FOR IDENTICAL       OBSERVABLE           INPUTS
ASSETS                                         ASSETS             INPUTS                                TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $      69,940       $        --       $         --     $   69,940
Fixed-Income Mutual Funds                         165,103                --                 --        165,103
Money Market Instruments:
  Money Market Funds                                2,478                --                 --          2,478
-------------------------------------------------------------------------------------------------------------
Total                                       $     237,521       $        --       $         --     $  237,521
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
September 30, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (43.5%)
   539,024    USAA Aggressive Growth Fund                              $    15,874
 1,184,340    USAA Emerging Markets Fund                                    18,795
 1,431,700    USAA Growth Fund                                              18,798
 2,434,986    USAA Income Stock Fund                                        26,785
 1,945,520    USAA International Fund                                       40,311
   236,123    USAA Precious Metals and Minerals Fund                         9,029
   909,962    USAA Real Return Fund                                          8,772
 1,041,920    USAA S&P 500 Index Fund                                       17,640
 1,311,745    USAA Small Cap Stock Fund                                     15,151
 1,467,477    USAA Value Fund                                               17,214
                                                                       -----------
              Total Equity Mutual Funds (cost: $182,981)                   188,369
                                                                       -----------

              FIXED-INCOME MUTUAL FUNDS (55.6%)
 4,406,582    USAA High-Yield Opportunities Fund                            34,459
 6,568,074    USAA Income Fund                                              85,648
 5,290,241    USAA Intermediate-Term Bond Fund                              54,542
 7,272,822    USAA Short-Term Bond Fund                                     66,474
                                                                       -----------
              Total Fixed-income Mutual Funds (cost: $227,036)             241,123
                                                                       -----------
              MONEY MARKET INSTRUMENTS (0.8%)

              MONEY MARKET FUNDS (0.8%)

 3,549,382    State Street Institutional Liquid Reserve Fund,
                0.09%(a) (cost: $3,549)                                      3,549
                                                                       -----------

              TOTAL INVESTMENTS (COST: $413,566)                       $   433,041
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)         (LEVEL 3)
                                              IN ACTIVE            OTHER          SIGNIFICANT
                                               MARKETS          SIGNIFICANT       UNOBSERVABLE
                                            FOR IDENTICAL       OBSERVABLE           INPUTS
ASSETS                                         ASSETS             INPUTS                                TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     188,369       $        --       $         --     $  188,369
Fixed-Income Mutual Funds                         241,123                --                 --        241,123
Money Market Instruments:
  Money Market Funds                                3,549                --                 --          3,549
-------------------------------------------------------------------------------------------------------------
Total                                       $     433,041       $        --       $         --     $  433,041
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

2  | USAA Target Retirement 2020 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
September 30, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (62.6%)
 1,164,487    USAA Aggressive Growth Fund                               $   34,294
 2,542,877    USAA Emerging Markets Fund                                    40,356
 3,095,668    USAA Growth Fund                                              40,646
 4,767,300    USAA Income Stock Fund                                        52,440
 4,395,543    USAA International Fund                                       91,076
   524,138    USAA Precious Metals and Minerals Fund                        20,043
 1,378,687    USAA Real Return Fund                                         13,291
 2,250,113    USAA S&P 500 Index Fund                                       38,094
 2,842,271    USAA Small Cap Stock Fund                                     32,828
 3,169,744    USAA Value Fund                                               37,181
                                                                       -----------
              Total Equity Mutual Funds (cost: $394,189)                   400,249
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (36.0%)
 6,677,276    USAA High-Yield Opportunities Fund                            52,216
 8,890,757    USAA Income Fund                                             115,935
 6,012,781    USAA Intermediate-Term Bond Fund                              61,992
                                                                       -----------
              Total Fixed-income Mutual Funds
              (cost: $214,360)                                             230,143
                                                                       -----------
              MONEY MARKET INSTRUMENTS (1.4%)

              MONEY MARKET FUNDS (1.4%)

 8,698,549    State Street Institutional Liquid Reserve Fund,
                0.09%(a) (cost: $8,699)                                      8,699
                                                                       -----------

              TOTAL INVESTMENTS (COST: $617,248)                       $   639,091
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)         (LEVEL 3)
                                              IN ACTIVE            OTHER          SIGNIFICANT
                                               MARKETS          SIGNIFICANT       UNOBSERVABLE
                                            FOR IDENTICAL       OBSERVABLE           INPUTS
ASSETS                                         ASSETS             INPUTS                                TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     400,249       $       --        $         --     $  400,249
Fixed-Income Mutual Funds                         230,143               --                  --        230,143
Money Market Instruments:
  Money Market Funds                                8,699               --                  --          8,699
-------------------------------------------------------------------------------------------------------------
TOTAL                                       $     639,091       $       --        $         --     $  639,091
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA Target Retirement 2030 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
September 30, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (80.3%)
  1,491,841   USAA Aggressive Growth Fund                              $    43,935
  3,307,786   USAA Emerging Markets Fund                                    52,495
  3,971,981   USAA Growth Fund                                              52,152
  4,485,706   USAA Income Stock Fund                                        49,343
  5,697,944   USAA International Fund                                      118,061
    531,794   USAA Precious Metals and Minerals Fund                        20,336
  1,346,862   USAA Real Return Fund                                         12,984
  2,887,394   USAA S&P 500 Index Fund                                       48,884
  3,692,498   USAA Small Cap Stock Fund                                     42,648
  4,068,069   USAA Value Fund                                               47,718
                                                                       -----------
              Total Equity Mutual Funds (cost: $485,301)                   488,556
                                                                       -----------

              FIXED-INCOME MUTUAL FUNDS (16.4%)
  6,524,492   USAA High-Yield Opportunities Fund                            51,021
  3,730,135   USAA Income Fund                                              48,641
                                                                       -----------
              Total Fixed-income Mutual Funds
              (cost: $94,111)                                               99,662
                                                                       -----------

              MONEY MARKET INSTRUMENTS (3.1%)

              MONEY MARKET FUNDS (3.1%)

 19,259,881   State Street Institutional Liquid Reserve Fund,
                0.09%(a) (cost: $19,260)                                    19,260
                                                                       -----------

              TOTAL INVESTMENTS (COST: $598,672)                       $   607,478
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)         (LEVEL 3)
                                              IN ACTIVE            OTHER          SIGNIFICANT
                                               MARKETS          SIGNIFICANT       UNOBSERVABLE
                                            FOR IDENTICAL       OBSERVABLE           INPUTS
ASSETS                                         ASSETS             INPUTS                                TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     488,556       $        --       $         --     $  488,556
Fixed-Income Mutual Funds                          99,662                --                 --         99,662
Money Market Instruments:
  Money Market Funds                               19,260                --                 --         19,260
-------------------------------------------------------------------------------------------------------------
TOTAL                                       $     607,478       $        --       $         --     $  607,478
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA Target Retirement 2040 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
September 30, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (92.0%)
    797,128   USAA Aggressive Growth Fund                              $    23,475
  1,510,774   USAA Emerging Markets Fund                                    23,976
  2,113,076   USAA Growth Fund                                              27,745
  2,353,541   USAA Income Stock Fund                                        25,889
  2,798,814   USAA International Fund                                       57,991
    228,674   USAA Precious Metals and Minerals Fund                         8,745
  1,520,962   USAA S&P 500 Index Fund                                       25,750
  1,905,633   USAA Small Cap Stock Fund                                     22,010
  2,158,063   USAA Value Fund                                               25,314
                                                                       -----------
              Total Equity Mutual Funds (cost: $240,756)                   240,895
                                                                       -----------

              MONEY MARKET INSTRUMENTS (7.7%)

              MONEY MARKET FUNDS (7.7%)

 20,064,561   State Street Institutional Liquid Reserve Fund,
                0.09%(a) (cost: $20,065)                                    20,065
                                                                       -----------

              TOTAL INVESTMENTS (COST: $260,821)                       $   260,960
                                                                       ===========

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)         (LEVEL 3)
                                              IN ACTIVE            OTHER          SIGNIFICANT
                                               MARKETS          SIGNIFICANT       UNOBSERVABLE
                                            FOR IDENTICAL       OBSERVABLE           INPUTS
ASSETS                                         ASSETS             INPUTS                                TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     240,895       $        --       $         --     $  240,895
Money Market Instruments:
  Money Market Funds                               20,065                --                 --         20,065
-------------------------------------------------------------------------------------------------------------
TOTAL                                       $     260,960       $        --       $         --     $  260,960
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Target Retirement 2050 Fund

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

6  | USAA Target Retirement Funds

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of September 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of September 30, 2011, gross unrealized appreciation and depreciation of investments and resulting net appreciation, were as follows (in thousands):

                               Target Income     Target 2020      Target 2030     Target 2040    Target 2050
------------------------------------------------------------------------------------------------------------
Unrealized appreciation              $10,377         $21,703          $28,977         $20,161         $5,675
Unrealized depreciation               (1,041)         (2,228)          (7,134)        (11,355)        (5,536)
------------------------------------------------------------------------------------------------------------
NET                                  $ 9,336         $19,475          $21,843         $ 8,806         $  139
------------------------------------------------------------------------------------------------------------

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2011, net assets were as follows (in thousands):

                               Target Income     Target 2020      Target 2030     Target 2040    Target 2050
------------------------------------------------------------------------------------------------------------
Net assets                          $238,253        $433,504         $639,150        $608,669       $261,771

E TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended September 30, 2011 (in thousands):

================================================================================

7  | USAA Target Retirement Funds

================================================================================

Target Income:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010    09/30/2011
----------------------             --------     --------     --------     ---------     ----------    ----------
Aggressive Growth                    $2,101         $787           $-          $(5)         $5,327        $5,916
Emerging Markets                      3,302        1,182            -          (70)          7,423         7,070
Growth                                2,503          702            -          (24)          6,113         7,045
Income                               20,201        5,368        1,897          (20)         50,040        66,353
Income Stock                          2,379          718           67          (10)          5,656         6,684
Intermediate-Term Bond               14,829        3,880        1,900           (7)         37,835        48,667
International                         6,607        1,442            -          (75)         13,523        15,921
Precious Metals and Minerals          1,383          294            -          (24)          3,134         3,860
Real Return                           1,383          248          118           (4)          3,762         4,693
S&P 500 Index                         2,372          734          107          (11)          5,730         6,585
Short-Term Bond                      14,566        2,187        1,087          (15)         37,923        50,083
Small Cap Stock                       2,152          909            -          (16)          5,601         5,742
Value                                 2,453          867            -           (8)          5,807         6,424

Target 2020:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010    09/30/2011
----------------------             --------     --------     --------     ---------     ----------    ----------
Aggressive Growth                    $5,765       $1,449           $-          $35         $13,501       $15,874
Emerging Markets                      7,501          999            -          (47)         18,807        18,795
Growth                                6,773        1,159            -           (5)         15,469        18,798
High-Yield Opportunities              9,826        5,232        1,858           51          32,500        34,459
Income                               26,881       11,471        2,540          (18)         68,210        85,648
Income Stock                         15,954        1,316          207           17          14,317        26,785
Intermediate-Term Bond               19,461       16,680        2,481          232          51,516        54,542
International                        15,485        2,515            -          (81)         34,278        40,311
Precious Metals and Minerals          3,100        1,146            -          (76)          7,967         9,029
Real Return                           2,316          322          221           (4)          7,155         8,772
S&P 500 Index                         6,539        1,334          277           19          14,509        17,640
Short-Term Bond                      19,307        4,195        1,477          (22)         51,638        66,474
Small Cap Stock                       5,562        1,763            -           22          14,237        15,151
Value                                 6,740        1,672            -           41          14,705        17,214

Target 2030:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010    09/30/2011
----------------------             --------     --------     --------     ---------     ----------    ----------
Aggressive Growth                  $11 ,614       $2,329           $-          $82         $29,243       $34,294
Emerging Markets                     18,271        4,643            -         (207)         40,722        40,356
Growth                               13,501        1,353            -           15          33,503        40,646
High-Yield Opportunities             17,057        7,667        2,769           45          46,882        52,216
Income                               42,920       15,052        3,307          (76)         85,424       115,935
Income Stock                         27,825        1,915          432           54          30,985        52,440
Intermediate-Term Bond               27,682       23,413        2,826          308          57,397        61,992
International                        35,839        3,218            -         (127)         74,296        91,076
Precious Metals and Minerals          7,679        2,887            -         (172)         17,210        20,043
Real Return                           4,257          707          330           (8)         10,321        13,291
S&P 500 Index                        13,251        2,013          607           50          31,398        38,094
Small Cap Stock                      11,017        2,646            -           73          30,756        32,828
Value                                13,725        2,746            -           97          31,824        37,181

================================================================================

                                         Notes to Portfolios of Investments |  8

================================================================================

Target 2040:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010    09/30/2011
----------------------             --------     --------     --------     ---------     ----------    ----------
Aggressive Growth                   $15,080       $2,266           $-          $71         $36,631       $43,935
Emerging Markets                     25,834        6,219            -         (303)         51,003        52,495
Growth                               17,612          936            -            7          41,965        52,152
High-Yield Opportunities             18,539        7,556        2,680            6          44,032        51,021
Income                               24,829       13,986        1,399          (34)         36,631        48,641
Income Stock                         17,138        1,825          484           32          38,845        49,343
International                        50,347        4,404            -         (205)         92,765       118,061
Precious Metals and Minerals          9,526        8,675            -         (199)         21,583        20,336
Real Return                           4,768          906          320          (10)          9,693        12,984
S&P 500 Index                        17,241        1,818          777           38          39,363        48,884
Small Cap Stock                      14,832        2,477            -           74          38,526        42,648
Value                                17,844        2,737            -           85          39,896        47,718

Target 2050:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010    09/30/2011
----------------------             --------     --------     --------     ---------     ----------    ---------
Aggressive Growth                    $9,905         $966           $-          $10         $17,508       $23,475
Emerging Markets                     15,108        6,797            -         (700)         24,388        23,976
Growth                               11,465          331            -          (13)         20,053        27,745
Income Stock                         10,900          994          248          (17)         18,574        25,889
International                        29,644        5,647            -         (532)         44,412        57,991
Precious Metals and Minerals          5,699        6,548            -          139          10,322         8,745
S&P 500 Index                        12,747        2,870          384          (19)         18,822        25,750
Small Cap Stock                       8,958        1,110            -            9          18,435        22,010
Value                                11,382        1,274            -            8          19,077        25,314

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

F. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2011.

================================================================================

9  | USAA Target Retirement Funds



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     11/28/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.